Warrants - Schedule of Warrants Outstanding (Details)	12 Months Ended
	Oct. 31, 2025 $ / shares shares	Oct. 31, 2025 $ / shares shares
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	3,881,551	3,881,551
Number of shares to be issued from the exercise of warrants (warrant shares)	91,741	91,741
November 17, 2027 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	1,923	1,923
Number of shares to be issued from the exercise of warrants (warrant shares)	48	48
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 9,750	$ 13,667.6
Expiry date	Nov. 17, 2027
April 5, 2028 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	728,409	728,409
Number of shares to be issued from the exercise of warrants (warrant shares)	17,370	17,370
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 32.71	$ 32.71
Expiry date	Apr. 05, 2028
September 17, 2028 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	2,024,739	2,024,739
Number of shares to be issued from the exercise of warrants (warrant shares)	19,218	19,218
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 32.71	$ 32.71
Expiry date	Sep. 17, 2028
January 15, 2029 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	1,126,480	1,126,480
Number of shares to be issued from the exercise of warrants (warrant shares)	55,105	55,105
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 32.71	$ 32.71
Expiry date	Jan. 15, 2029